INVENTORIES - NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY NET

As of June 30, 2026 and December 31, 2025, inventories consisted of the following:

	JUNE 30, 2026 (Unaudited)	December 31, 2025

Purchased goods	$934,283	$1,274,700
Freight-in costs	62,258	63,025
Inventory	996,541	1,337,725
Less: inventory impairment	(225,058)	(268,260)
Inventory, net	$771,483	$1,069,465

As of December 31, 2025 and 2024, the Company had inventory balances of $1,069,465 and $3,555,876, consisting of the following:

	December 31,	December 31,
	2025	2024

Purchased goods	$1,274,700	$4,238,942
Freight-in costs	63,025	114,980
Inventory	1,337,725	4,353,922
Less: inventory impairment	(268,260)	(798,046)
Inventory, net	$1,069,465	$3,555,876

SCHEDULE OF INVENTORY IMPAIRMENT PROVISIONS

The activity in the inventory impairment reserve was as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Balance at the beginning of the period	$212,638	$551,925	$268,260	$798,046
Addition	49,620	60,648	49,929	86,073
Deletion	(37,200)	(234,841)	(93,131)	(506,387)
Balance at the end of the period	$225,058	$377,732	$225,058	$377,732

	Years ended
	December 31,
	2025	2024
Balance at the beginning of the year	$798,046	$-
Addition	163,037	1,326,355
Deletion	(692,823)	(528,309)
Balance at the end of the year	$268,260	$798,046